Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

Note 13 — Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except share and per share data)	2022	2021	2022	2021
Net loss	$(22,985)	$(13,337)	$(26,964)	$(22,821)
Weighted-average shares outstanding, basic and diluted	183,143,391	114,904,241	182,599,949	114,691,007
Net loss per share, basic and diluted	$(0.13)	$(0.12)	$(0.15)	$(0.20)

During periods in which the Company incurs a net loss, diluted weighted average shares outstanding are equal to basic weighted average shares outstanding because the effect of all awards is anti-dilutive. The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Anti-dilutive shares:
Stock options to purchase common stock	23,032,593	15,636,018	23,032,593	15,636,018
Public warrants and private placement warrants	10,533,324	—	10,533,324	—
Convertible debt (on an if-converted basis)	—	571,106	—	571,106
Unvested RSUs outstanding	546,712	—	546,712	—
Total anti-dilutive shares	34,112,629	16,207,124	34,112,629	16,207,124

Note 17 — Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Year Ended December 31,
(in thousands, except share and per share data)	2021	2020
Net loss	$(87,547)	$(53,015)
Weighted-average shares outstanding, basic and diluted	137,157,283	65,161,358
Net loss per share, basic and diluted	$(0.64)	$(0.81)

During periods in which the Company incurs a net loss, diluted weighted average shares outstanding are equal to basic weighted average shares outstanding because the effect of all awards is anti-dilutive. The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2021	2020
Anti-dilutive shares:
Stock options to purchase common stock	19,702,845	11,350,934
Public Warrants and Private Placement Warrants	10,533,324	—
Convertible debt (on an if-converted basis)	—	450,591

Total anti-dilutive shares	30,236,169	11,801,525

The calculation of diluted net loss per share does not consider the effect of contingently issuable shares that are contingent on the occurrence of a future event that has not yet occurred. As of December 31, 2021, the contingency for the Earn-Out Shares had not been met and therefore the Earn-Out Shares were not considered in the computation of diluted net loss per share.